ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2023
ADDITIONAL CASH FLOW INFORMATION
ADDITIONAL CASH FLOW INFORMATION

23.ADDITIONAL CASH FLOW INFORMATION

			For the years ended
		December 31, 2023	December 31, 2022
		$	$
Grants receivable and other current assets	12	(147)	401
Deferred grants	12	170	20
Mining tax credits		(528)	(353)
Sales taxes receivable		911	30
Prepaid expenses		1,064	(370)
Accounts payable and accrued liabilities	11	608	(2,796)
Total net change in working capital		2,078	(3,068)

Income tax received		—	558
Interest paid		70	69

Non-cash investing and financing activities
Property, plant and equipment included in accounts payable and accrued liabilities		1,806	7,447
Deferred expenses included in accounts payable and accrued liabilities		87	—
Share issue costs included in accounts payable and accrued liabilities		—	8